Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Domestic
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 187,124	¥ 176,982
Projected benefit obligation	32,427	172,778
Accumulated benefit obligation	32,427	172,198
Fair value of plan assets	21,697	161,541
Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	49,950	44,741
Projected benefit obligation	51,679	46,504
Accumulated benefit obligation	49,950	44,741
Fair value of plan assets	¥ 29,999	¥ 24,209